Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2021	2022

	(RMB in millions)
Electronic equipment	11,222	2,663
Land, building and building improvement	21,072	40,642
Logistics, warehouse and other heavy equipment	10,084	14,097
Vehicles	2,681	5,743
Leasehold improvement	3,766	4,550
Office equipment	530	640
Software	867	1,033

Total	50,222	69,368
Less: accumulated depreciation	(17,278)	(14,288)

Net book value	32,944	55,080